Report Of The Directors Financial Review Risk Report - Probability assessments commentary (Details)	12 Months Ended
Dec. 31, 2020 economic_scenario economy market
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Number of economic scenarios | economic_scenario	4
Number of markets with elevated uncertainty | market	2
Number of markets with lower level of uncertainty | market	4
North America
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Number of economies | economy	3
Central scenario ECL | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	80.00%
Central scenario ECL | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	70.00%
Central scenario ECL | – France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	40.00%
Central scenario ECL | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	40.00%
Central scenario ECL | US, Canada, Mexico and UAE | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	65.00%
Central scenario ECL | US, Canada, Mexico and UAE | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	70.00%
Downside scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Number of economic scenarios | economic_scenario	2
Downside scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%
Downside scenario | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	25.00%
Downside scenario | US, Canada, Mexico and UAE | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	20.00%
Downside scenario | US, Canada, Mexico and UAE | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	30.00%
Downside scenario , worst outcome | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	8.00%
Downside scenario , worst outcome | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	20.00%
Downside scenario , worst outcome | – France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	40.00%
Downside scenario , worst outcome | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	40.00%
Additional Downside scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	2.00%
Additional Downside scenario | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%
Additional Downside scenario | – France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	15.00%
Additional Downside scenario | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	15.00%